OTHER FINANCIAL LIABILITIES, INCLUDING BUSINESS COMBINATIONS AND CONTINGENT CONSIDERATION - Narrative (Details) € in Thousands, $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Period for contingent consideration on becoming due			1 year
Other financial liabilities | €			€ 20,530	€ 35,117
Contingent consideration milestone payment eliminated | €		€ 18,100
Contingent consideration last payment milestone value | $	$ 25.0
Contingent consideration
Disclosure of detailed information about business combination [line items]
Other financial liabilities			20,400	34,900		$ 25.0
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities | €			€ 3,277	€ 2,882	€ 21,200
Valeant
Disclosure of detailed information about business combination [line items]
Cash transferred | $							$ 60.0
Contingent consideration | $							$ 65.0